Property,Plant and Equipment - Aggregate Future Estimated Payments Under Long-term Capital Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Property Plant And Equipment [Abstract]
2013	$ 1
2014	1
2015	1
2016	2
2017	2
Thereafter	2
Total capital lease payments	$ 9